CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		29 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (6,238,000)	$ (10,513,000)	$ (13,931,778)	$ (5,686,573)	$ (20,003,700)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation, warrants and restricted shares	1,199,000	2,862,000	4,224,640	1,001,642	5,226,282
Issuance cost related to warrants to investors and service provider	489,000	0	0	101,263	258,110
Depreciation	358,000	314,000	839,249	24,317	864,070
Decrease (increase) in other accounts receivable and prepaid expenses	120,000	(208,000)	1,547	(391,747)	(402,559)
Increase in inventory	(22,000)	0
Increase in trade payables	39,000	371,000	271,458	133,950	521,810
Increase in other accounts payable and accrued expenses	175,000	350,000	603,411	228,090	919,815
Others			98,208	0	98,208
Revaluation of warrants	(538,000)	3,800,000	293,542	1,606,378	1,884,053
Loss from disposal of fixed assets	0	3,000
Net cash used in operating activities	(4,418,000)	(3,021,000)	(7,599,723)	(2,982,680)	(10,633,911)
Cash flows from investing activities:
Investment in short-term bank deposits	(130,000)	(105,000)	(162,622)	(19,851)	(195,910)
Proceeds of maturities of short-term bank deposit	158,000	14,000	13,843	12,762	26,605
Investment in restricted cash			0	(13,422)	(13,422)
Investment in lease deposits	(8,000)	(92,000)	(92,302)	(9,386)	(122,304)
Purchase of property and equipment	(150,000)	(1,146,000)	(1,400,373)	(534,634)	(2,042,558)
Net cash used in investing activities	(130,000)	(1,329,000)	(1,641,454)	(564,531)	(2,347,589)
Cash flows from financing activities:
Proceeds from issuance of Common Stocks and warrants, net of issuance cost	3,754,000	9,951,000	9,981,932	3,868,480	14,952,289
Proceeds from exercise of options and warrants	350,000	195,000	292,606		292,606
Net cash provided by financing activities	4,104,000	10,146,000	10,274,538	3,868,480	15,244,895
Increase (decrease) in cash and cash equivalents	(444,000)	5,796,000	1,033,361	321,269	2,263,395
Cash and cash equivalents at beginning of period	2,263,000	1,230,034	1,230,034	908,765	0
Cash and cash equivalents at end of period	1,819,000	7,026,000	2,263,000	1,230,034	2,263,000
Non-cash investing and financing and activities:
Receivable on account of shares	0	31,000
Purchase of property and equipment	56,000	39,000	64,520	83,824	64,520
Conversion of liability related to warrants to common stock	$ 9,000	$ 385,000	$ 415,232	$ 0	$ 415,232